Project or Worker Photo 1 [Fund Name] [Date], 2026

HIT Strategy Overview HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds Objectives Strategy Core Competency x Generate competitive risk - adjusted total returns versus its benchmark – primary objective x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) x Offer diversification to investors and invests in highly liquid securities x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 2

HIT Update [NAME] [TITLE] [BRIEF BIO] [NAME] [TITLE] [BRIEF BIO] [NAME] [TITLE] [BRIEF BIO] [NAME] [TITLE] [BRIEF BIO] 2026 year to date $124.3 million New Capital ($36.7 million) Redemptions $87.5 million Total Net Capital 2026 Q1 Impact Investments 2 Total Projects $44.7 million Total HIT Investment 384 Total Units 46% % Units Affordable As of March 31, 2026 Operational Updates $7.4 billion Net Assets None Key Staff Changes 31 bps ( as of 12/31/2025 ) Expense Ratio Presenters 3

HIT Performance Relative to Benchmark The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source: Bloomberg Index Services Limited 0.41% 5.09% 4.35% 0.59% 1.87% 0.33% 4.76% 4.02% 0.26% 1.52% - 0.05% 4.35% 3.63% 0.31% 1.70% 3 Month 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ Total Returns vs. Benchmark As of March 31, 2026 Contributors • Underweight: IG Corporates Sector excess return of - 49bps for Q1 • Underweight: U.S. Treasuries Most IG fixed income spreads tightened vs. US Treasuries during the quarter • Overweight: Agency CMBS DUS 10/9.5 spreads tightened 12bps QoQ Detractors • Underweight: Agency Single - Family MBS Sector excess return of +16bps for Q1 Q1 2026 Relative Return Attribution 4

HIT Performance Relative to Benchmark Securitized Index represents the Securitized Component of the Bloomberg US Aggregate Bond Index The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source: Bloomberg Index Services Limited 0.41% 5.09% 4.35% 0.59% 1.87% 0.33% 4.76% 4.02% 0.26% 1.52% - 0.05% 4.35% 3.63% 0.31% 1.70% 0.40% 5.75% 4.26% 0.54% 1.51% 3 Month 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ Securitized Index^ Total Returns vs. Benchmark As of March 31, 2026 5

HIT Performance Relative to Benchmark Treasury Index represents the Treasury Component of the Bloomberg US Aggregate Bond Index The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source: Bloomberg Index Services Limited 0.41% 5.09% 4.35% 0.59% 1.87% 0.33% 4.76% 4.02% 0.26% 1.52% - 0.05% 4.35% 3.63% 0.31% 1.70% - 0.04% 3.25% 2.59% - 0.14% 1.04% 3 Month 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ Treasury Index^ Total Returns vs. Benchmark As of March 31, 2026 6

HIT Portfolio Allocation The graphs below show the investment makeup of HIT on 3/31/26. Portfolio holdings are subject to change.* 36.5% 55.6% 3.7% 0.3% 3.9% Credit Quality Not Rated (Direct Loans) Cash & Cash Equivalents State / Local Government (AAA/AA) Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA) 96% AA or Better 43.1% 23.2% 2.0% 12.0% 12.5% 6.9% 0.3% Sector Allocation Short Term SF MBS Municipal U.S. Treasury Fannie Mae/Freddie Mac Multifamily Construction Investments 80% Multifamily HUD MF Permanent MBS 68.3% Q1 2026 Updates 1. Reduced allocation to HUD permanent multifamily Driven by tight basis to conventional Agency CMBS 2. Increased allocation to Fannie Mae/Freddie Mac permanent multifamily MBS Funded from HUD sales, reflecting more favorable spread levels, improved liquidity, and a more attractive convexity profile within Agency CMBS. 3. Reduced allocation to municipal securities Continued rotation out of post - construction holdings, consistent with strategy to redeploy into new construction projects. * Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts. 7

As of March 31, 2026 HIT Fundamentals vs. Benchmark Bloomberg Agg^ HIT Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.92 5.93 Effective Duration 77.0% 96.1% AA or Better 0.23 0.20 Convexity 23.0% 3.9% A & Below Similar Prepayment Risk Higher Yield 76% 77% Prepayment Protection 3.98% 4.16% Current Yield 24% 23% No Prepayment Protection 4.57% 4.82% Yield to Worst 0.29% 0.60% OAS The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited Q1 2026 Updates 1. Maintained duration - neutral positioning vs. Bloomberg U.S. Aggregate Index Positioning reflects uncertain geopolitical and macro backdrop, with no directional duration bias 2. YTW and OAS advantages moderated following outperformance Positive relative performance resulted in modest compression in YTW and OAS advantages; portfolio remains attractive at +24 bps (YTW) and +31 bps (OAS) vs. benchmark 8

As of March 31, 2026 HIT Fundamentals vs. Benchmarks Treasury Index^ Bloomberg Agg^ HIT Treasury Index^ Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.82 5.92 5.93 Effective Duration 100% 77.0% 96.1% AA or Better 0.74 0.23 0.20 Convexity 0% 23.0% 3.9% A & Below/Not Rated Similar Prepayment Risk Higher Yield 100% 76% 77% Prepayment Protection 3.53% 3.98% 4.16% Current Yield 0% 24% 23% No Prepayment Protection 4.14% 4.57% 4.82% Yield to Worst 0.01% 0.29% 0.60% Option Adjusted Spread Treasury Index represents the Treasury Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited 9 Q1 2026 Updates 1. Maintained duration - neutral positioning vs. Bloomberg U.S. Aggregate Index Positioning reflects uncertain geopolitical and macro backdrop, with no directional duration bias 2. YTW and OAS advantages moderated following outperformance Positive relative performance resulted in modest compression in YTW and OAS advantages; portfolio remains attractive at +24 bps (YTW) and +31 bps (OAS) vs. benchmark

As of March 31, 2026 HIT Fundamentals vs. Benchmarks Securitized Index^ Bloomberg Agg^ HIT Securitized Index^ Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.23 5.92 5.93 Effective Duration 99.7% 77.0% 96.1% AA or Better - 0.38 0.23 0.20 Convexity 0.3% 23.0% 3.9% A & Below/Not Rated Similar Prepayment Risk Higher Yield 7% 76% 77% Prepayment Protection 3.87% 3.98% 4.16% Current Yield 93% 24% 23% No Prepayment Protection 4.82% 4.57% 4.82% Yield to Worst 0.27% 0.29% 0.60% Option Adjusted Spread Securitized Index represents the Securitized Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited 10 Q1 2026 Updates 1. Maintained duration - neutral positioning vs. Bloomberg U.S. Aggregate Index Positioning reflects uncertain geopolitical and macro backdrop, with no directional duration bias 2. YTW and OAS advantages moderated following outperformance Positive relative performance resulted in modest compression in YTW and OAS advantages; portfolio remains attractive at +24 bps (YTW) and +31 bps (OAS) vs. benchmark

0 10 20 30 40 50 60 70 80 90 2001 2019 2024 2001 2019 2024 2001 2019 2024 2001 2019 2024 2001 2019 2024 Household Income Severely Cost Burdened Moderately Cost Burdened All Renter Households $75,000 and Over $45,000 – 74,999 $30,000 – 44,999 Under $30,000 Notes: Household incomes are adjusted for inflation using the CPI - U for All Items. Moderately (severely) cost - burdened households spend more than 30% (more than 50%) of income on rent and utilities. Households with zero or negative income are assumed to have severe burdens, while households that are not required to pay rent are assumed to be unburdened. Source: JCHS tabulations of US Census Bureau, American Community Survey 1 - Year Estimates. HIT Addresses the U.S. Housing Affordability Crisis 11 Share of Renter Households with Cost Burdens (Percent) Nearly 50% of US renters spend more than 30% of income on rent, 26% spend more than 50% Since inception: of HIT - funded housing projects include an affordability component 92% affordable housing units built nationwide 88k+ As of March 31, 2026: (Portfolio holdings are subject to change) of HIT - funded housing projects under construction include an affordability component 77% affordable housing units under construction 3k+

Macroeconomic Landscape 0 100 200 300 400 500 600 700 800 900 Completions vs. Permits (Thous) Completions Permits -2 0 2 4 6 8 10 CPI and Core CPI (% Chg. YoY) Headline CPI % Chg. YoY Core CPI % Chg. YoY -200 -100 0 100 200 300 400 Change in Nonfarm Payrolls (Thous) Change in Nonfarm Employment 3-month MA 3.69 3.67 3.69 3.65 3.79 3.82 3.94 4.13 4.32 4.91 4.91 3.25 3.5 3.75 4 4.25 4.5 4.75 5 1M 3M 6M 1Y 2Y 3Y 5Y 7Y 10Y 20Y 30Y Treasury Actives Curve 3/31/2026 12/31/2025 3/31/2025 Source: Bloomberg 12

Government/Agency Multifamily: Attractive Relative Value Source: HIT and Securities Dealers *Bloomberg Agg Sector 13 OAS (bps) Yield (%) Effective Convexity Effective Duration (Years) Investment Type 93 5.32% 0.43 8.28 GNMA Construction/Permanent 54 4.84% 0.35 7.52 GNMA Permanent 40 5.09% - 0.02 6.96 Structured GNPL (GNR 2026 - 55 K) 41 4.70% 0.34 7.31 FNMA Multifamily 10/9.5 DUS 24 4.83% - 0.43 5.36 Single - Family MBS* 0 50 100 150 200 250 Mar-17 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 Mar-21 Sep-21 Mar-22 Sep-22 Mar-23 Sep-23 Mar-24 Sep-24 Mar-25 Sep-25 Mar-26 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads March 2017 - March 2026 GNMA Multifamily Construction GNMA Multifamily Permanent FNMA Multifamily 10/9.5 DUS

Market Recap and HIT Outlook Q1 2026 Capital Markets Recap • $200B GSE MBS purchase program announced (Jan 9) Announcement drove initial tightening in agency mortgage spreads; however, lack of follow - through details has limited sustained impact. • Escalation of conflicts in the Middle East Resulted in higher energy prices and increased macro volatility, contributing to inflation uncertainty and risk - off sentiment across global markets. Outlook • Elevated inflation risk and slower growth expectations Driven by sustained higher oil prices, supporting a flatter yield curve bias. • Ongoing pressure on global trade Continued geopolitical uncertainty expected to weigh on cross - border activity and growth. • Constructive multifamily fundamentals despite supply growth Increased supply expected to be absorbed by demand, particularly given investor preference for assets with more stable cash flows and positive convexity characteristics. HIT Positioning 1. Overweight: GSE Multifamily MBS • Attractive relative value vs. single - family MBS • More favorable convexity profile, with continued demand from banks and other liability - driven investors in a volatile rate environment 2. Underweight: Agency Single - Family MBS • Spreads remain tight vs. other IG fixed income sectors • Negative convexity profile expected to underperform in periods of elevated rate volatility 3. Pare Back Steepening Bias • Portfolio is structurally positioned short the long end of the curve • Actively moderating steepening exposure given outlook for higher inflation and flatter curve dynamics 14

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 15